Statements of Operations (Tables)	6 Months Ended
Jun. 30, 2016
Income Statement Related Disclosures [Abstract]
Selected Selling, General and Administrative Expenses Data
	Six months ended June 30,
	2016	2015
	U.S. Dollars (in thousands)
Selling (1)	8,494	7,709
General and administrative	4,387	3,780

	12,881	11,489

(1) Including shipping and handling costs	522	484

Selected Financial Income (Expenses) Data
	Six months ended June 30,
	2016	2015
	U.S. Dollars (in thousands)
Interest expense	(297)	(330)
Interest income	69	37
Re-evaluation of contingent consideration	-	(111)
Re-evaluation expense on liabilities to the OCS	(183)	(227)
Other, net	44	(409)

	(367)	(1,040)